UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22920

The Advisors’ Inner Circle Fund III

(Exact name of registrant as specified in charter)

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Corporation

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2014

Date of reporting period: July 31, 2014

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE
SMALL CAP VALUE FUND
JULY 31, 2014 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 97.7%‡
	Shares	Value

CONSUMER DISCRETIONARY — 11.6%
Brown Shoe	808	$22,777
Citi Trends*	931	18,760
Harte-Hanks	3,065	20,106
Lands’ End*	521	18,334
Matthews International, Cl A	573	24,920
MDC Partners, Cl A	785	16,187
Sizmek*	1,924	17,489

		138,573

CONSUMER STAPLES — 1.2%
Andersons	263	14,207

ENERGY — 8.1%
Emerald Oil*	3,028	22,225
Halcon Resources*	3,009	17,904
Sanchez Energy*	1,040	32,989
Willbros Group*	2,008	23,272

		96,390

FINANCIALS — 28.1%
Agree Realty REIT	992	29,046
CatchMark Timber Trust, Cl A REIT	1,877	22,524
Customers Bancorp*	1,337	25,350
First NBC Bank Holding*	996	31,663
Independent Bank	1,734	22,958
Kennedy-Wilson Holdings	1,317	30,818
Marlin Business Services	992	18,253
National General Holdings	2,201	38,319
Pebblebrook Hotel Trust REIT	550	20,020
Renasant	1,245	35,358
Resource Capital REIT	4,417	24,337
Talmer Bancorp, Cl A*	1,840	24,638

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE
SMALL CAP VALUE FUND
JULY 31, 2014 (Unaudited)

COMMON STOCK — continued

	Shares	Value

FINANCIALS — continued
TriState Capital Holdings*	1,169	$11,444

		334,728

HEALTH CARE — 17.4%
Akorn*	387	13,131
AtriCure*	1,445	23,799
ExamWorks Group*	1,068	37,690
Keryx Biopharmaceuticals*	2,313	34,811
LDR Holding*	1,233	28,248
Novavax*	6,676	28,907
Supernus Pharmaceuticals*	2,857	24,741
Synergetics USA*	735	2,293
Teleflex	120	12,929

		206,549

INDUSTRIALS — 11.3%
EnPro Industries*	166	11,358
GenCorp*	1,438	25,525
NN	1,032	29,928
Roadrunner Transportation Systems*	996	25,039
RPX*	1,566	24,430
Viad	861	18,270

		134,550

INFORMATION TECHNOLOGY — 12.5%
Atmel*	3,104	25,453
Constant Contact*	341	10,615
Diebold	800	30,144
Intersil, Cl A	1,467	18,822
Methode Electronics	763	24,401
PDF Solutions*	782	14,983
ShoreTel*	3,545	21,908
Ultratech*	119	2,818

		149,144

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE
SMALL CAP VALUE FUND
JULY 31, 2014 (Unaudited)

COMMON STOCK — continued

	Shares	Value

MATERIALS — 7.5%
Cabot	417	$21,847
Headwaters*	2,321	24,812
Rentech*	6,630	14,387
Sensient Technologies	531	27,877

		88,923

TOTAL COMMON STOCK (Cost $1,202,433)		1,163,064

EXCHANGE TRADED FUND — 2.8%
iShares Russell 2000 Value ETF (Cost $34,514)	350	33,730

CASH EQUIVALENT — 12.5%
SEI Daily Income Trust Money Market Fund, 0.050% (A) (Cost $148,839)	148,839	148,839

TOTAL INVESTMENTS — 113.0% (Cost $1,385,786)†		$1,345,633

Percentages are based on Net Assets of $1,190,768.
‡	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
*	Non-income producing security.
(A)	The rate reported is the 7-day effective yield as of July 31, 2014.
†	At July 31, 2014, the tax basis cost of the Fund’s investments was $1,385,786, and the unrealized appreciation and depreciation were $10,587 and $(50,740) respectively.

Cl — Class

ETF — Exchange Traded Fund

REIT — Real Estate Investment Trust

As of July 31, 2014, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended July 31, 2014, there have been no transfers between Levels or Level 3 securities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE
LARGE CAP VALUE FUND
JULY 31, 2014 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 99.7%‡
	Shares	Value

CONSUMER DISCRETIONARY — 6.9%
General Motors	262	$8,861
Kohl’s	262	14,027
Lear	119	11,206
Macy’s	211	12,194
Viacom, Cl B	163	13,475
Walt Disney	305	26,194
Whirlpool	53	7,560
Wyndham Worldwide	61	4,608

		98,125

CONSUMER STAPLES — 6.9%
Altria Group	219	8,891
CVS Caremark	144	10,996
Kimberly-Clark	101	10,491
Kroger	342	16,751
Procter & Gamble	305	23,582
Tyson Foods, Cl A	475	17,675
Wal-Mart Stores	144	10,596

		98,982

ENERGY — 12.8%
Baker Hughes	248	17,055
Chevron	317	40,969
Exxon Mobil	577	57,088
Marathon Petroleum	163	13,607
Murphy Oil	219	13,606
Phillips 66	172	13,951
Valero Energy	272	13,818
World Fuel Services	305	13,100

		183,194

FINANCIALS — 29.7%
American International Group	305	15,854
Assurant	172	10,898

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE
LARGE CAP VALUE FUND
JULY 31, 2014 (Unaudited)

COMMON STOCK — continued

	Shares	Value

FINANCIALS — continued
Bank of America	653	$9,958
Berkshire Hathaway, Cl B*	195	24,459
Citigroup	515	25,189
Discover Financial Services	262	15,998
Duke Realty REIT	819	14,734
E*TRADE Financial*	635	13,348
General Growth Properties REIT	558	13,040
Goldman Sachs Group	133	22,992
JPMorgan Chase	440	25,375
KeyCorp	1,457	19,728
Lincoln National	372	19,489
MetLife	305	16,043
Omega Healthcare Investors REIT	372	13,593
PNC Financial Services Group	101	8,338
Prospect Capital	1,253	13,294
Prudential Financial	287	24,960
Signature Bank NY*	143	16,358
Starwood Property Trust REIT	851	20,084
Two Harbors Investment REIT	1,875	19,181
Voya Financial	364	13,504
Wells Fargo	940	47,846

		424,263

HEALTH CARE — 12.5%
Actavis*	53	11,356
Boston Scientific*	1,287	16,448
Cigna	219	19,719
Gilead Sciences*	172	15,747
Johnson & Johnson	211	21,119
Merck	440	24,966
Pfizer	1,006	28,872
St. Jude Medical	172	11,212
Thermo Fisher Scientific	133	16,159

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE
LARGE CAP VALUE FUND
JULY 31, 2014 (Unaudited)

COMMON STOCK — continued

	Shares	Value

HEALTH CARE — continued
UnitedHealth Group	163	$13,211

		178,809

INDUSTRIALS — 9.4%
AGCO	262	12,762
Alliant Techsystems	61	7,926
Delta Air Lines	390	14,609
FedEx	128	18,801
General Electric	1,481	37,247
Huntington Ingalls Industries	118	10,729
Northrop Grumman	61	7,519
Parker Hannifin	61	7,012
United Rentals*	172	18,215

		134,820

INFORMATION TECHNOLOGY — 11.3%
Apple	236	22,554
Cisco Systems	785	19,806
Hewlett-Packard	701	24,963
Intel	680	23,045
Micron Technology*	755	23,065
Skyworks Solutions	440	22,335
VeriFone Systems*	369	12,365
Western Digital	128	12,778

		160,911

MATERIALS — 2.4%
Cabot	372	19,489
Reliance Steel & Aluminum	219	14,947

		34,436

TELECOMMUNICATION SERVICES — 1.9%
AT&T	771	27,440

UTILITIES — 5.9%
AES	1,006	14,698

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE
LARGE CAP VALUE FUND
JULY 30, 2014 (Unaudited)

COMMON STOCK — continued

	Shares	Value

UTILITIES — continued
Consolidated Edison	177	$9,928
Entergy	163	11,871
Exelon	558	17,343
Great Plains Energy	509	12,618
Public Service Enterprise Group	482	16,952

		83,410

TOTAL COMMON STOCK (Cost $1,455,959)		1,424,390

CASH EQUIVALENT — 2.5%
SEI Daily Income Trust Money Market Fund, 0.050% (A) (Cost $35,012)	35,012	35,012

TOTAL INVESTMENTS — 102.2% (Cost $1,490,971)†		$1,459,402

Percentages are based on Net Assets of $1,428,152.
‡	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
*	Non-income producing security.
(A)	The rate reported is the 7-day effective yield as of July 31, 2014.

†	At July 31, 2014, the tax basis cost of the Fund’s investments was $1,490,971, and the unrealized appreciation and depreciation were $6,091 and $(37,660) respectively.

Cl — Class

REIT — Real Estate Investment Trust

As of July 31, 2014, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended July 31, 2014, there have been no transfers between Levels or Level 3 securities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund III

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 23, 2014

By (Signature and Title)	/s/ Rami Abdel-Rahman
Rami Abdel-Rahman
Treasurer, Controller & CFO

Date: September 23, 2014